Wages, Salaries and Benefits - Summary of Information about Benefits of Directors (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Benefits Of Directors [Abstract]
Fees	¥ 460	¥ 805	¥ 800
Salaries, allowances and benefits in kind	2,906	665	1,464
Performance related bonuses
Pension scheme contributions	61	21	41
Total	¥ 3,427	¥ 1,491	¥ 2,305